Segment reporting - Consolidated operation (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Segment reporting
Revenue	¥ 25,701,513	$ 3,673,691	¥ 18,742,196	¥ 15,571,322
INCOME FROM OPERATIONS	(12,221,585)	(1,746,915)	6,385,127	11,569,527
Unallocated
INCOME (LOSS) BEFORE INCOME TAXES	(10,714,689)	(1,531,525)	6,152,493	11,113,220
Operating Segment
Segment reporting
Revenue	25,701,513	3,673,691
Operating costs and expenses	33,980,479	4,857,060
INCOME FROM OPERATIONS	(8,278,966)	(1,183,369)
Corporate Non Segment
Unallocated
Other operating expenses	(4,294,025)	(613,776)
Other income	1,858,302	265,620
Adult education supporting services
Segment reporting
Revenue	16,639,576	2,378,407	¥ 18,742,196	¥ 15,571,322
Adult education supporting services | Operating Segment
Segment reporting
Revenue	16,639,576
Operating costs and expenses	26,017,110
INCOME FROM OPERATIONS	(9,377,534)
Safety technology training services
Segment reporting
Revenue	8,417,926	1,203,231
Safety technology training services | Operating Segment
Segment reporting
Revenue	8,417,926
Operating costs and expenses	6,614,754
INCOME FROM OPERATIONS	1,803,172
Online course services
Segment reporting
Revenue	414,055	59,184
Online course services | Operating Segment
Segment reporting
Revenue	414,055
Operating costs and expenses	1,165,343
INCOME FROM OPERATIONS	(751,288)
Customized equipment sales
Segment reporting
Revenue	229,956	$ 32,869
Customized equipment sales | Operating Segment
Segment reporting
Revenue	229,956
Operating costs and expenses	183,272
INCOME FROM OPERATIONS	¥ 46,684